Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Basis of Presentation

1.    Organization and Basis of Presentation

The Company

Obalon Therapeutics, Inc. was incorporated in the state of Delaware on January 2, 2008. Obalon is a vertically-integrated medical device company focused on developing and commercializing innovative medical devices to treat obesity. Using its patented technology, Obalon has developed the Obalon® balloon system, the first and only U.S. Food and Drug Administration, or FDA, approved swallowable, gas-filled intragastric balloon designed to provide progressive and sustained weight loss in obese patients.

Basis of Presentation

The consolidated financial statements include the accounts of Obalon Therapeutics, Inc., and its wholly owned subsidiary, Obalon Center for Weight Loss, Inc.

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or GAAP, and include Obalon's accounts and accounts of its wholly-owned subsidiary. Obalon also consolidates variable interest entities (“VIE”) for which it is the primary beneficiary. The primary beneficiary has both (a) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (b) either the obligation to absorb losses or the right to receive benefits. Refer to Note 11, “Variable Interest Entity” for further details. All intercompany transactions and balances have been eliminated in consolidation.

Obalon's principal operations are located in Carlsbad, California and it operates in one business segment.

Reverse Stock Split

On July 24, 2019, Obalon filed a certificate of amendment to its certificate of incorporation with the Secretary of State of the State of Delaware to effect a one-for-ten reverse split of its issued and outstanding common stock. The accompanying consolidated financial statements and notes thereto give retrospective effect to the reverse stock split for all periods presented. All issued and outstanding common stock, options exercisable for common stock, restricted stock units, performance restricted stock units, and per share amounts contained in the consolidated financial statements have been retrospectively adjusted to reflect this reverse stock split for all periods presented. The number of authorized shares of common stock will not be changed by virtue of the reverse stock split and will remain at 100.0 million shares.

Liquidity

As of December 31, 2020,  Obalon has devoted a substantial portion of its efforts to product development, raising capital, and building infrastructure, and, since January 2017, U.S. commercialization. Obalon has incurred operating losses and has experienced negative cash flows from operations since its inception. In July 2012, Obalon realized initial revenue from its planned principal operations. Obalon recognized total revenue of $1.6 million and $3.3 million for the years ended December 31, 2020 and 2019, respectively. However, Obalon has not yet established an ongoing source of revenues sufficient to cover its operating costs and has funded its activities to date almost exclusively from debt and equity financings.

As reflected in the accompanying consolidated financial statements, Obalon has a limited operating history and the sales and income potential of Obalon’s business are unproven. Obalon has not been profitable since inception, and as of December 31, 2020, its accumulated deficit was $184.8 million. Since inception, Obalon has financed its operations primarily through private placements of its preferred stock, the sale of common stock in its IPO and in subsequent public and private placements, and, to a lesser extent, debt financing arrangements.

Obalon may need additional funding to pay expenses relating to its operating activities, including selling, general and administrative expenses and research and development expenses. Adequate funding, if needed, may not be available to Obalon on acceptable terms, or at all. The failure to consummate the Merger with ReShape or alternatively, obtain sufficient funds on acceptable terms could have a material adverse effect on Obalon’s business, results of operations or financial condition.

Obalon is subject to risks and uncertainties as a result of the COVID-19 pandemic. In late 2019, a novel strain of coronavirus, COVID-19, was reported to have surfaced in Wuhan, China. Since then, COVID-19 has spread globally. To date, COVID-19 has had, and will continue to have, an adverse impact on Obalon’s operations and expenses. In March 2020, Obalon suspended all new patient treatments at our Obalon-branded retail centers due to the ongoing COVID-19 pandemic. Obalon has taken further steps to significantly reduce expenses in an effort to extend our cash runway while Obalon evaluates potential business options, strategic alternatives and the potential for third-party payer reimbursement that may be available when and if the current COVID-19 crisis stabilizes and the economy rebounds. Obalon has significantly reduced the organization to only essential personnel and since August 2020, only two full-time employees remain. All Obalon-branded retail centers have been shut down with no intention to reopen, and Obalon has halted plans for future retail center expansion. Obalon does not expect to restart shipments to U.S. customers and Obalon has terminated the agreement with our international distributor, Al Danah Medical Company W.L.L. The decision to shift Obalon’s strategy to focus on pursuing reimbursement, while also evaluating other strategic options, occurred after the end of the first quarter of 2020.

As of February 27, 2020, the issuance date of Obalon’s consolidated financial statements for the year ended December 31, 2019, Obalon had concluded that there was substantial doubt about its ability to continue as a going concern. As of December 31, 2020, Obalon had $3.9 million in cash, cash equivalents, and marketable debt securities. From January to March 2021, Obalon’s warrants holders exercised warrants for 2,260,875 shares of common stock. Obalon received aggregate gross proceeds from exercise of warrants of approximately $9.5 million, which has alleviated the substantial doubt about Obalon’s ability to continue as a going concern. Obalon expects that its existing cash and cash equivalents, including the gross proceeds it received from January through March 2021, will be sufficient to fund its forecasted operating expenses, capital expenditures and debt service payments for at least the next twelve months from the issuance of these annual consolidated financial statements. However, there can be no assurance that Obalon will be able to continue to raise additional capital in the future.

On November 10, 2020, Obalon signed a non-binding term sheet for merger with ReShape Lifesciences, Inc. and, on January 20, 2021, announced that a definitive agreement had been signed on January 19, 2021, for a merger with ReShape Lifesciences.